OTHER BORROWINGS (Details) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended											1 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Feb. 28, 2014 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	Feb. 28, 2014 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	May 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	May 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	May 31, 2012 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($) item	May 31, 2012 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	Sep. 30, 2014 Film financing agreement entered into in September 2013 Third party investor USD ($)	Sep. 30, 2014 Film financing agreement entered into in September 2013 Third party investor CNY	Aug. 31, 2014 Film financing agreement entered into in September 2013 Third party investor USD ($)	Aug. 31, 2014 Film financing agreement entered into in September 2013 Third party investor CNY	Sep. 30, 2013 Film financing agreement entered into in September 2013 Third party investor	Apr. 30, 2014 Film Financing Agreement Entered Into In April 2014 Member USD ($)	Apr. 30, 2014 Film Financing Agreement Entered Into In April 2014 Member CNY
OTHER BORROWINGS
Received from investors	$ 2,712	$ 2,314					$ 3,001	19,000	$ 2,314	14,200	$ 256	1,580		$ 2,456	15,300
Accrued interest expenses	4,000	1,603
Effective interest rate (as a percent)							15.00%	15.00%					8.00%	10.00%	10.00%
Repayments of Other Debt	1,475	3,245	1,422	9,000	1,579	10,000
Number of agreements entered into with other investors							2	2
Interest expenses capitalized to production costs	$ 2,802	$ 580